Net interest income - Additional information (Details) € in Millions				1 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended			18 Months Ended
	Mar. 22, 2023	Feb. 08, 2023	Dec. 31, 2022	Dec. 21, 2022	Nov. 22, 2022	Dec. 31, 2023	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 23, 2022
Net Interest Income Disclosure [Line Items]
Net interest income							€ 16,162	€ 14,593	€ 14,000
ECB funding rate benefit on TLTRO II programme								314	€ 808
Interest paid, TLTRO III							557
Funding rate, TLTRO III	0.0300	0.0250	0.0200	0.0150		0.0400				(0.0100)
Funding rate, TLTRO III, series 3					(0.0037)
Funding rate, TLTRO III, series 4					(0.0036)
Funding rate, TLTRO III, series 7					(0.0029)
Poland
Net Interest Income Disclosure [Line Items]
Net interest income							(343)
EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income							187	€ 836
Without EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income							€ 1,382